Related Party Transactions (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Mr. Lirong Wang [Member]
Related Party Transactions (Details) [Line Items]
Due from related parties	$ 1,260,251		$ 716,721
Due to related parties		$ 2,396,325
Due amount repaid	0	1,390,457
Borrowed amount			4,909,854	$ 2,748,129
Repayment of debt			3,037,704	3,164,170
Mr. Lirong Wang [Member] | CEO and Chairman [Member]
Related Party Transactions (Details) [Line Items]
Due from related parties			716,721
Mr. Guohua Lin [Member]
Related Party Transactions (Details) [Line Items]
Due to related parties	0	7,435
Due amount repaid	11,419	6,291
Borrowed amount			11,663	53,694
Repayment of debt			9,406	29,581
Ms. Xueying Sheng [Member]
Related Party Transactions (Details) [Line Items]
Due to related parties	2,565	12,390
Due amount repaid	9,392	$ 4,510
Borrowed amount			18,605	71,158
Repayment of debt			$ 12,803	$ 89,524
Mr. Zhongfang Wang [Member]
Related Party Transactions (Details) [Line Items]
Due from related parties	306
Due amount repaid	$ 0